Accounts Receivable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Accounts Receivable
Schedule of accounts receivables

	March 31,	December 31,
	2023	2022
Trade receivable	$1,424,499	$1,421,027
Tax withholding receivable	2,755,396	2,755,396
Other	81,729	109,649
Total	$4,261,624	$4,286,072

	December 31,	December 31,
	2022	2021
Trade receivable	$1,421,027	$1,251,699
Tax withholding receivable	2,755,396	3,208,270
Other	109,649	42,500
Total	$4,286,072	$4,502,469